Consolidated Statements of Comprehensive Income		3 Months Ended		7 Months Ended	12 Months Ended
		Mar. 31, 2026 HKD ($) $ / shares shares	Mar. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares
Revenues
Advisory and consultancy income					$ 4,751,689	$ 36,835,096	$ 5,307,675
Commission and brokerage income					136,199	1,055,812	648,415
Handling fee income					758	5,875	8,149
Administration fee income					58	449	10,267
Interest income from clients					703	5,452	4,455
Total revenues					4,889,407	37,902,684	5,978,961
Expenses
Net foreign exchange loss					(1,247)	(9,669)	(22,051)
Net loss on financial instruments held, at fair value					57	438	(217)
Deposit written off					(4,644)	(36,000)
Plant and equipment written off							(56,500)
Allowance for credit losses					(706)	(5,475)	(67,263)
Employee compensation and benefits					(836,939)	(6,487,950)	(1,404,059)
Other general and administrative expenses					(1,106,655)	(8,578,791)	(1,465,993)
Total expenses					(1,950,134)	(15,117,447)	(3,016,083)
Other income
Bank interest income					20,948	162,390	381,780
Other income					68,564	531,510	2,617
Total other income					89,512	693,900	384,397
(Loss) income before income tax expense					3,028,785	23,479,137	3,347,275
Income tax expense
Net (loss) income and total comprehensive (loss) income					$ 3,028,785	$ 23,479,137	$ 3,347,275
Weighted average number of shares outstanding - basic | shares	[1]				42,105,264	42,105,264	42,105,264
Weighted average number of shares outstanding - diluted | shares	[1]				42,105,264	42,105,264	42,105,264
Basic net (loss) income per share | (per share)	[1]				$ 0.07	$ 0.56	$ 0.08
Diluted net (loss) income per share | (per share)	[1]				$ 0.07	$ 0.56	$ 0.08
Cayson Acquisition Corp [Member]
Expenses
Formation and operating costs | $		$ 294,218	$ 235,799	$ 281,186		$ 908,002
Loss from operations | $		(294,218)	(235,799)	(281,186)		(908,002)
Other income
Bank interest income | $		763	4,302	4,596		9,644
Interest earned on cash and investments held in Trust Account | $		545,855	636,174	752,079		2,535,846
Total other income | $		546,618	640,476	756,675		2,545,490
Net (loss) income and total comprehensive (loss) income | $		$ 252,400	$ 404,677	$ 475,489		$ 1,637,488
Cayson Acquisition Corp [Member] | Common Stock Subject To Possible Redemption [Member]
Other income
Weighted average number of shares outstanding - basic | shares		5,745,809	6,000,000	2,739,726	6,000,000	6,000,000
Weighted average number of shares outstanding - diluted | shares		5,745,809	6,000,000	2,739,726	6,000,000	6,000,000
Basic net (loss) income per share | $ / shares		$ 0.03	$ 0.05	$ 0.10		$ 0.21
Diluted net (loss) income per share | $ / shares		$ 0.03	$ 0.05	$ 0.10		$ 0.21
Cayson Acquisition Corp [Member] | Common Stock Nonredeemable [Member]
Other income
Weighted average number of shares outstanding - basic | shares		1,830,000	1,830,000	1,832,763	1,830,000	1,830,000
Weighted average number of shares outstanding - diluted | shares		1,830,000	1,830,000	1,832,763	1,830,000	1,830,000
Basic net (loss) income per share | $ / shares		$ 0.03	$ 0.05	$ 0.10		$ 0.21
Diluted net (loss) income per share | $ / shares		$ 0.03	$ 0.05	$ 0.10		$ 0.21

[1]	Retroactively restated for effect of share reorganization (see Note 1)